As filed with the Securities and Exchange Commission on December 18, 2009


                                              SECURITIES ACT FILE NO. 333-135105
                                       INVESTMENT COMPANY ACT FILE NO. 811-21910
================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |X|
Pre-Effective Amendment No.                                                  |_|

Post Effective Amendment No. 63                                              |X|

                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |X|

                                 Amendment No. 65
                                                                             |X|

                        (Check appropriate box or boxes)

                      CLAYMORE EXCHANGE-TRADED FUND TRUST 2
             (EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

                            2455 CORPORATE WEST DRIVE
                              LISLE, ILLINOIS 60532
                         (Address of Principal Executive
                                    Offices)

                                 (630) 505-3700
                          Registrant's Telephone Number

                             KEVIN M. ROBINSON, ESQ.
                             CLAYMORE ADVISORS, LLC
                            2455 CORPORATE WEST DRIVE
                              LISLE, ILLINOIS 60532
                     (Name and Address of Agent for Service)

                                    Copy to:
                             STUART M. STRAUSS, ESQ.
                                   DECHERT LLP
                           1095 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10036

 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

 _________ IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485.

     X     ON DECEMBER 30, 2009 PURSUANT TO PARAGRAPH (B) OF RULE 485.
 _________

 _________ 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1) OF RULE 485.

 _________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.

 _________ 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.

 _________ ON [DATE] PURSUANT TO PARAGRAPH (A) OF RULE 485.

     The sole purpose of this filing is to delay the effectiveness of the Trust's Post-Effective Amendment No. 59 to its Registration Statement until December 30, 2009. Parts A, B and C of Registrant's Post-Effective Amendment No. 59 under the Securities Act of 1933 and Amendment No. 61 under the Investment Company Act of 1940, filed on December 1, 2009, are incorporated by reference herein.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lisle and State of Illinois on the 18th day of December, 2009.

                                           CLAYMORE EXCHANGE-TRADED FUND TRUST 2


                                           By:  /s/ J. Thomas Futrell
                                                --------------------------------
                                                J. Thomas Futrell
                                                Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


       SIGNATURES                       TITLE                         DATE
                    *                                          December 18, 2009
--------------------------
Randall C. Barnes               Trustee

                    *                                          December 18, 2009
--------------------------
Ronald A. Nyberg                Trustee

                    *                                          December 18, 2009
--------------------------
Ronald E. Toupin, Jr.           Trustee

/s/ Steven M. Hill                                             December 18, 2009
--------------------------      Treasurer, Chief Financial
Steven M. Hill                  Officer and Chief
                                Accounting Officer
*/s/ Kevin M. Robinson                                         December 18, 2009
--------------------------
Kevin M. Robinson
Attorney-In-Fact, pursuant to power of attorney